Long-Term Debt- Capital lease obligations (Details)	12 Months Ended
Dec. 31, 2020
FSS Satellite Anik F3
Lessee, Lease, Description [Line Items]
Ku-band capacity leased (as a percent)	100.00%
Term of capital lease	15 years
Nimiq 5
Lessee, Lease, Description [Line Items]
Percentage of capacity leased	100.00%
Canadian DBS Satellite Ciel II
Lessee, Lease, Description [Line Items]
Satellite capacity leased (as a percent)	100.00%
Initial term of capital lease	10 years